Notes Payable and Long-term Debt (Tables)	6 Months Ended
Jul. 31, 2012
Notes Payable and Long-term Debt
Schedule of notes payable and long-term debt

	February 1 2011	January 31, 2012	July 31, 2012
2007 Senior Credit Facility	$230,243	$228,330	$232,216
Equipment financing and other notes payable	551	24	14
Seller Notes	7,200	—	—
Mortgage loan	2,045	—	—

Total long-term debt	240,039	228,354	232,230
Current maturities of long-term debt	6,255	2,414	1,805

Long-term debt, net of current maturities	$233,784	$225,940	$230,425

2009 Loan Facility	$109,755	$—	$—
PIK Notes	48,909	—	—
Convertible Notes	—	—	—

Total long-term debt due to related parties	$158,664	$—	$—

Schedule of future maturities of notes payable and long-term debt

Fiscal year ending on or about January 31:
2013	$2,394
2014	226,299
2015	—
2016	—
2017	—
Thereafter	—

$228,693